Fair Value Measurements - Summary of Gross Holding Losses and Fair Value of Held-to-Maturity Securities (Detail) - Crescent Acquisition Corp - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Amortized Cost	$ 0
U.S. Treasury Bills
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Amortized Cost		$ 253,551,083
Gross Holding Gains		6,361
Fair Value		$ 253,557,444